Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2014
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

8                              Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$85,214	$109,431
Other current liabilities	5,683	5,267
Total	$90,897	$114,698

As of June 30, 2014 and December 31, 2013, other current liabilities mainly consist of $4.9 million in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 9, Long-Term Debt), which will be cash settled on December 31, 2014 and are recorded at amortized cost.

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$23,790	$59,077
Other long-term liabilities	10,346	9,103
Total	$34,136	$68,180

In respect of the fair value of swaps, refer to Note 10a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.